General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
General and Administrative Expenses (CHF million)
Occupancy expenses	269	264	308	533	595
IT, machinery, etc.	333	327	346	660	677
Provisions and losses	42	47	265	89	345
Travel and entertainment	115	104	130	219	242
Professional services	541	485	606	1,026	1,063
Amortization and impairment of other intangible assets	8	7	9	15	18
Other	344	398	397	742	796
General and administrative expenses	1,652	1,632	2,061	3,284	3,736
QoQ Percent Change
General and Administrative Expenses (CHF million)
Occupancy expenses, % change (as a percent)	2.00%
IT, machinery, etc., % change (as a percent)	2.00%
Provisions and losses, % change (as a percent)	(11.00%)
Travel and entertainment, % change (as a percent)	11.00%
Professional services, % change (as a percent)	12.00%
Amortization and impairment of other intangible assets, % change (as a percent)	14.00%
Other, % change (as a percent)	(14.00%)
General and administrative expenses, % Change (as a percent)	1.00%
YoY Percent Change
General and Administrative Expenses (CHF million)
Occupancy expenses, % change (as a percent)	(13.00%)			(10.00%)
IT, machinery, etc., % change (as a percent)	(4.00%)			(3.00%)
Provisions and losses, % change (as a percent)	(84.00%)			(74.00%)
Travel and entertainment, % change (as a percent)	(12.00%)			(10.00%)
Professional services, % change (as a percent)	(11.00%)			(3.00%)
Amortization and impairment of other intangible assets, % change (as a percent)	(11.00%)			(17.00%)
Other, % change (as a percent)	(13.00%)			(7.00%)
General and administrative expenses, % Change (as a percent)	(20.00%)			(12.00%)